Debt - Summary of Components of the Company's Outstanding Debt (Detail) - Enjoy Technology Inc [Member] - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Long-term debt, excluding current maturities	$ 39,887	$ 41,578	$ 0
Deferred financing costs and unamortized discount	(2,677)	(3,317)
Less: current portion	(4,436)	(2,105)
Long-term debt, net of discount	39,887	41,578
Long-term convertible loans, at fair value	53,156	86,357
Paycheck Protection Program Loan principal [Member]
Short-term Debt [Line Items]
Long-term debt, excluding current maturities	10,000	10,000
Blue Torch Loan principal [Member]
Short-term Debt [Line Items]
Long-term debt, excluding current maturities	37,000	37,000
Convertible Loans principal [Member]
Short-term Debt [Line Items]
Long-term debt, excluding current maturities	103,650	43,451
Principal [Member]
Short-term Debt [Line Items]
Less: current portion	(60,000)
Fair value premium of convertible loans [Member]
Short-term Debt [Line Items]
Long-term debt, excluding current maturities	25,351	$ 42,906
Less: current portion	$ (15,845)